Schedule I - Condensed Financial Information Of Registrant (Narrative) (Details) $ in Thousands					6 Months Ended		12 Months Ended
	Apr. 01, 2015	Feb. 11, 2015 USD ($) item shares	Jun. 27, 2014 USD ($)	Jul. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Condensed Financial Statements, Captions [Line Items]
Equity contribution from AES					$ 0	$ 106,400	$ 106,400	$ 49,091	$ 0
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity contribution from AES			$ 106,400	$ 49,100			$ 106,400	$ 49,091	$ 0
AES U.S. Investments [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage by noncontrolling interest							15.00%
Ownership percentage by parent					88.40%
CDPQ [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage by parent	11.60%				11.60%
Subsequent Event [Member]
Condensed Financial Statements, Captions [Line Items]
Common shares issued | shares		100
Minimum ownership percentage to retain board members		5.00%
Subsequent Event [Member] | Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Additional investment through agreement		$ 349,000
Increase in ownership percentage after investment		17.65%
Direct and indirect ownership percentage		30.00%
Ownership percentage by parent		82.35%
Number of board members | item		11
Subsequent Event [Member] | AES U.S. Investments [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage by noncontrolling interest		15.00%
Ownership percentage by parent		85.00%
Number of board members | item		9
Subsequent Event [Member] | CDPQ [Member]
Condensed Financial Statements, Captions [Line Items]
Number of board members | item		2
Minimum ownership percentage to retain board members		5.00%